Channel Short Duration Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
CORPORATE BONDS — 88.08%
Principal
Amount Fair Value
Corporate Bonds - Domestic — 86.45%
American Airlines Pass Through Trust, Series 2017-2, 3.70%, 10/15/2025 $ 295,022 $ 286,260
American Airlines Pass Through Trust, Series 2016-3, 3.75%, 10/15/2025 882,502 850,763
American Airlines Pass Through Trust, Series 2016-2, 3.65%, 12/15/2029 912,800 837,120
American Electric Power Co., Inc., 7.05%, 12/15/2054 (H15T5Y + 275BPS) 1,000,000 997,234
Apache Corp., 4.38%, 10/15/2028 1,000,000 949,428
Ares Capital Corp., 4.25%, 3/1/2025 965,000 953,179
Blue Owl Capital Corp., 3.40%, 7/15/2026 500,000 471,297
Charter Communications Operating LLC /, 5.05%, 3/30/2029 1,000,000 962,102
Cheniere Energy Partners LP, 4.50%, 10/1/2029 500,000 476,442
Comerica, Inc., Series BKNT, 2.50%, 7/23/2024 500,000 498,790
Comerica, Inc., 5.98%, 1/30/2030 (SOFRRATE+ 215.50BPS) 1,000,000 986,002
Continental Airlines Pass Through Trust, Series 2012-2 A, 4.00%, 10/29/2024 1,340,403 1,334,082
Deutsche Bank AG/New York NY, 3.96%, 11/26/2025 (SOFRRATE +
258bps) 850,000 842,816
Dominion Energy Inc, 6.88%, 2/1/2055 (H15T5Y + 238.60BPS) 300,000 306,814
Duke Energy Corp, 5.45%, 6/15/2034 500,000 494,977
Edison International, 4.70%, 8/15/2025 250,000 247,172
Edison International, 5.38%, 9/15/2069 (H15T5Y + 469.80bps) 1,000,000 978,528
Energy Transfer LP, 6.50%, 11/15/2167 (H15T5Y + 569.40bps)
(a)
1,500,000 1,484,716
EQT Corp, 7.00%, 2/1/2030 1,000,000 1,061,492
EverBank Financial Corp., 5.75%, 7/2/2025 500,000 486,256
Fifth Third Bank NA, 3.85%, 3/15/2026 500,000 485,500
First Horizon Bank, 5.75%, 5/1/2030 1,000,000 953,156
Genworth Holdings, Inc., 7.59%, 11/15/2036 (3MO LIBOR + 200.25bps) 2,500,000 2,044,119
Gulfport Energy Corp., 8.00%, 5/17/2026 500,000 506,374
iHeartCommunications, Inc., 8.38%, 5/1/2027 1,750,000 647,500
Occidental Petroleum Corp., 7.20%, 3/15/2029 1,307,000 1,392,904
Paramount Global, 6.38%, 3/30/2062
(a)
500,000 442,150
Plains All American Pipeline LP, 3.55%, 12/15/2029 300,000 274,138
Spirit AeroSystems Inc, 4.60%, 6/15/2028 300,000 281,328
Spirit Airline Passthrough Trust, 4.10%, 4/1/2028 315,368 293,511
Sprint Capital Corp., 6.88%, 11/15/2028 500,000 530,439
Synovus Bank, 5.63%, 2/15/2028 750,000 727,795
Truist Bank, 2.25%, 3/11/2030 600,000 500,609
United Airlines Pass Through Trust, Series 2013-1, 4.30%, 8/15/2025 132,080 129,825
United Airlines Pass Through Trust, Series 2020-1, 4.88%, 1/15/2026 504,000 497,814
United Airlines Pass Through Trust, Series 2014-1, 4.00%, 4/11/2026 660,898 640,740
United Airlines Pass Through Trust, Series 2014-2, 3.75%, 9/3/2026 841,877 808,824
US Airways Pass Through Trust, Series 2013-1, 3.95%, 11/15/2025 634,002 617,979
TOTAL CORPORATE BONDS - DOMESTIC (Cost $26,650,951) 27,280,175
Corporate Bonds - Foreign — 1.63%
Corporate Bonds - Ireland - 1.63%
AerCap Ireland Capital DAC, 3.30%, 1/30/2032 600,000 515,958

Channel Short Duration Income Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
CORPORATE BONDS — 88.08% - continued
Principal
Amount Fair Value
TOTAL CORPORATE BONDS - FOREIGN (Cost $505,622) $ 515,958
TOTAL CORPORATE BONDS (Cost $27,156,573) 27,796,133
U.S. GOVERNMENT & AGENCIES — 4.76%
United States Treasury Note, 4.50% , 5/31/2029 $ 500,000 503,457
United States Treasury Note/Bond, 4.38% , 5/15/2034 1,000,000 1,000,391
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,511,120) 1,503,848
CONVERTIBLE BONDS — 3.12%
MONEY MARKET FUNDS - 1.96% Shares
Fidelity Investments Money Market Government Portfolio, Class I, 5.21%
(b)
619,671 619,671
TOTAL MONEY MARKET FUNDS (Cost $619,671) 619,671
TOTAL INVESTMENTS — 99.43% (Cost $30,745,538) 31,380,851
Other Assets in Excess of Liabilities — 0.57% 180,565
NET ASSETS — 100.00% $ 31,561,416
(a) Variable rate security. The rate shown is the effective interest rate as of June 30, 2024. The benchmark on which the rate is calculated is shown parenthetically.
(b) Rate disclosed is the seven day effective yield as of June 30, 2024.